Recoverable Taxes	12 Months Ended
Dec. 31, 2023
Recoverable Taxes
Recoverable Taxes
9.
RECOVERABLE TAXES

	2023	2022
Current
ICMS (VAT)	476	449
PIS/Pasep (a) (b)	24	258
Cofins (a) (b)	114	1,189
Others	21	21

	635	1,917

Non-current
ICMS (VAT) (b)	726	548
PIS/Pasep (a)	128	166
Cofins (a)	465	644

	1,319	1,358

	1,954	3,275

a)
Pis/Pasep and Cofins taxes credits over ICMS

The Company and its subsidiaries recorded the PIS/Pasep and Cofins credits corresponded to the amount of these taxes over ICMS paid in the period of July 2003 to May 2019.

Thus, final court judgment has also been given, against which there is no further appeal, in favor of the similar actions filed by Cemig’s wholly-owned subsidiaries Sá Carvalho, Cemig Geração Distribuída (former UTE Ipatinga S.A.), Cemig Geração Poço Fundo S.A. (previously denominated UTE Barreiro S.A.) and Horizontes Energia S.A.. The credits of these companies were approved by the Brazilian tax authority (Receita Federal do Brasil) in September 2022, and offsetting against federal taxes due has already begun.

The Company and its subsidiaries have two ways to recover the tax credit: (i) offsetting of the amount receivable against amounts payable of PIS/Pasep and Cofins taxes, monthly, within the five-year period specified by the relevant law of limitation; or (ii) receipt of specific credit instruments ‘precatórios’ from the federal government.

In August 2023, the Parent Company formalized a request to the Brazilian Federal Revenue Service to receive the credits by means of writs of payment.

On May 12, 2020, the Brazilian tax authority granted the Company’s request for ratification of the credits of PIS/Pasep and Cofins taxes arising from the legal action on which final judgment, subject to no further appeal, was given in favor of Cemig D and Cemig GT are offsetting since May 2020 the amount receivable against amounts of federal taxes payable on a monthly basis, within the five-year period specified by the relevant law of limitation.

Based on the opinion of legal advisors, Cemig D had constituted a liability related to the portion of tax credits corresponding to the period of the last 10 years, that is, from June 2009 to May 2019, net of PIS/Pasep and Cofins levied on its update revenue.

On June 27, 2022 the Draft Law 1,280/22, which provided for the full allocation of tax credits related to the issue of PIS/Pasep and Cofins on ICMS to customers of electricity distributors, without the limitation of the period of 10 years mentioned above was converted into Law 14,385/22 and the Company made a allowance, posting a additional amount in liabilities, as per Notes 21.

The Company’s management awaits the Law regulation by ANEEL, and is assessing possible future actions related to this matter with its legal advisers.

After the STF’s (Superior Tribunal Federal means Federal Court) decision on the modulation of effects, the subsidiary Gasmig recognized, in the second quarter of 2021, the amounts of PIS/Pasep and Cofins taxes credits on ICMS referring to the periods contemplated in the process that discusses the matter, in the amount of R$220.

As from the final judgment, subject to no further appeal, in the case, Gasmig began the proceedings for release of the amounts held in escrow and for qualification with the national tax authority (Receita Federal) to receive the tax credit. In February and April 2023, the tax authority granted the requests for qualification to receive the credits of PIS and Pasep taxes, and the Cofins tax, respectively. Gasmig used the credits to offset federal taxes.

Like Cemig D, Gasmig constituted a liability for the portion of the tax credits corresponding to the period of the last 10 years, to be returned to consumers, from January 2014 to January 2020, net of the PIS, Pasep and Cofins taxes applicable to the gain from monetary updating.

For more information about the amounts to be refunded by Cemig D and Gasmig to customers, see Note 20.

In 2023, tax credits of PIS, Pasep and Cofins taxes previously charged on amounts of ICMS tax were offset against federal taxes payable, in a total of R$ 1,335 (R$ 1,453 in 2022). Offsetting of tax credits is a transaction that does not involve cash, and thus is not reflected in the Statements of cash flow.

b)
Other recoverable taxes

The ICMS (VAT) credits reported in non-current assets arise mainly from acquisitions of property, plant and equipment, and intangible assets, and can be offset against taxes payable in the next 48 months. The transfer to non-current is made in accordance with management's best estimate of the amounts which will likely be realized in 12 months after these financial statements reporting date.

Credits of PIS/Pasep and Cofins generated by the acquisition of machinery and equipment can be offset immediately.